Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2023-10-02
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Clawback Policy

Effective October 2, 2023, we adopted an executive compensation clawback policy as required pursuant to the listing standards of Nasdaq, Section 10D of the Exchange Act and Rule 10D-1 under the Exchange Act (the “Dodd-Frank Clawback Policy”). The Dodd-Frank Clawback Policy generally provides that we will seek to recover, in the event of a required accounting restatement, reasonably promptly, excess incentive compensation received by covered officers where that compensation is based on erroneously reported financial information.